Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances		₨ 60,648		₨ 60,417	₨ 61,882
Demand deposits with banks	[1]	36,305		31,463	41,954
Cash and cash equivalents		₨ 96,953	$ 1,163	₨ 91,880	₨ 103,836

[1]	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.